Condensed Consolidated Balance Sheets (Current Period Unaudited) - 10Q (Parentheticals) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Jan. 16, 2024	Jan. 15, 2024	Dec. 31, 2023
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001			$ 0.001
Common Stock, Shares Authorized (in shares)	150,000,000	150,000,000	150,000,000	600,000,000	600,000,000
Common Stock, Shares, Outstanding (in shares)	13,839,478	10,536,875			1,977,152
Common Stock, Shares, Issued (in shares)	13,839,478	10,536,875			1,977,152